Income taxes - Significant components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax (expense) income [abstract]
Current income tax expense in respect of current year	$ (24,028)	$ (52,124)	$ (21,271)
Prior period adjustments	(121)	(112)	(28)
Current income tax expense	(24,149)	(52,236)	(21,299)
Origination and reversal of temporary differences	(1,529)	(2,136)	(1,778)
Recognition / derecognition of previously (un)recognised deferred tax assets	(137)	4,401	126
Change in tax regulations	4	0	4
Prior period adjustments	(169)	110	(60)
Deferred tax income/(expense)	(1,831)	2,375	(1,708)
Income tax expense	$ (25,980)	$ (49,861)	$ (23,007)